LINE OF CREDIT	12 Months Ended
Apr. 30, 2015
LINE OF CREDIT [Abstract]
LINE OF CREDIT

NOTE 7 • LINE OF CREDIT

As of April 30, 2015, the Company, through its Operating Partnership as Borrower, had one secured line of credit with First International Bank and Trust, Watford City, North Dakota, as lead bank. This line of credit matures on September 1, 2017. The facility had, as of April 30, 2015, lending commitments of $90.0 million. Participants in this secured credit facility as of April 30, 2015 included, in addition to First International Bank, the following financial institutions:  The Bank of North Dakota; First Western Bank and Trust; Dacotah Bank; United Community Bank; American State Bank & Trust Company; Town & Country Credit Union; Highland Bank and United Bankers’ Bank. As of April 30, 2015, the Company had advanced $60.5 million under the line of credit. The line of credit has a minimum outstanding principal balance requirement of $17.5 million. The interest rate on borrowings under the facility is the Wall Street Journal Prime Rate +1.25%, with a floor of 4.75% and a cap of 8.65% during the initial term of the facility; interest-only payments are due monthly based on the total amount of advances outstanding. The line of credit may be prepaid at par at any time. The facility includes covenants and restrictions requiring the Company to achieve on a calendar quarter basis a debt service coverage ratio on borrowing base collateral of 1.25x in the aggregate and 1.00x on individual assets in the collateral pool, and the Company is also required to maintain minimum depository account(s) totaling $6.0 million with First International, of which $1.5 million is to be held in a non-interest bearing account. As of April 30, 2015, 15 properties with a total cost of $136.1 million collateralized this line of credit. As of April 30, 2015, the Company believes it is in compliance with the facility covenants. This credit facility is summarized in the following table:

						Weighted
	(in thousands)					Average Int.
Financial Institution	Amount Available	Amount Outstanding as of April 30, 2015	Amount Outstanding as of April 30, 2014	Applicable Interest Rate as of April 30, 2015	Maturity Date	Rate on Borrowings during fiscal year 2015

First International Bank & Trust	$90,000	$60,500	$22,500	4.75%	9/1/17	4.75%